FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS - Summary of Fair Value Measurement Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	$ 663	$ 185,603
Financial liabilities at fair value through profit or loss	0	67,000
Warrant liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss		67,000
Quoted prices in active markets (Level 1)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	663	185,603
Quoted prices in active markets (Level 1) | Warrant liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss		0
Significant observable inputs (Level 2)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	0	0
Significant observable inputs (Level 2) | Warrant liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss		67,000
Significant unobservable inputs (Level 3)
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial assets at fair value through profit or loss	$ 0	0
Significant unobservable inputs (Level 3) | Warrant liability
Disclosure Fair Value Measurement Hierarchy Of Financial Instruments [Line Items]
Financial liabilities at fair value through profit or loss		$ 0